UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		August 04, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$        1,638,826,000










List of Other Included Managers:			None
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       FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3  Column 4  Column 5         Column 6
Column 7  Column8

                                              VALUE    SHARES/ SH/PUT/INVESTMENT
OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP   (x$1000)   PRN AMT PRNCALLDISCRETION
MANAGERS   SOLE   SHARED NONE

DR. PEPPER SNAPPLE GRCommon       26138E109     60,8852,902,050sh        Sole
2,902,050
ANGLO AMERICAN PLC ADADR          03485P201    342,2569,654,606sh        Sole
9,654,606
ANGLOGOLD ASHANTI - SSpsrd ADR    035128206    117,9943,476,553sh        Sole
3,476,553
ARACRUZ CELULOSE SA-SSpsrd ADR    038496204    367,7025,010,250sh        Sole
5,010,250
BANCA ITAU HOLDING FIADR          059602201    390,63719,233,75sh        Sole
19,233,750
CAMECO CORP (ADR)    ADR          13321L108     55,7311,300,000sh        Sole
1,300,000
CHINA MOBILE LTD -SP Spsrd ADR    16941M109      3,017   45,069sh        Sole
45,069
ICICI BANK LTD-SPON ASpsrd ADR    45104G104     86,2803,000,000sh        Sole
3,000,000
RIO TINTO PLC - SPONSSpsrd ADR    767204100      2,194    4,433sh        Sole
4,433
ROYAL DUTCH SHELL - AADR          780259206    207,7562,542,601sh        Sole
2,542,601
SONY CORP ADR        ADR          835699307      4,374  100,000sh        Sole
100,000






















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